Transactions with related parties	12 Months Ended
Dec. 31, 2018
Disclosure of Transactions with Related Parties [Abstract]
Disclosure of transactions between related parties [text block]
36 Transactions with related parties
In the ordinary course of its business, Eni enters into transactions with related parties regarding:
(a)	exchange of goods, provision of services and financing with joint ventures, associates and non-consolidated subsidiaries;
(b)	exchange of goods and provision of services with entities controlled by the Italian Government;
(c)
exchange of goods and provision of services with companies related to Eni SpA through members of the Board of Directors. Most of these transactions are exempt from the application of the Eni internal procedure of Eni “Transactions involving interests of Directors and Statutory Auditors and transactions with related parties” pursuant to the Consob Regulation, since they relate to ordinary transactions conducted at market or standard conditions, or because under the materiality threshold provided for by the procedure. The solely non-exempted transaction, that was positively examined and valued in application of the procedure, concerned the remote monitoring of cars in the “Enjoy” initiative (for an amount of lower than €1 million) conducted with Vodafone Italia SpA related to Eni SpA through of a member of the Board of Directors;

(d)
contributions to non-profit entities correlated to Eni with the aim to develop solidarity, culture and research initiatives. In particular these related to: (i) Eni Foundation established by Eni as a non-profit entity with the aim of pursuing exclusively solidarity initiatives in the fields of social assistance, health, education, culture and environment, as well as scientific and technological research; and (ii) Eni Enrico Mattei Foundation established by Eni with the aim of enhancing, through studies, research and training initiatives, knowledge in the fields of economics, energy and environment, both at the national and international level.

Some low transactions with companies related to Eni SpA through some members of the Board of Directors were concluded at market or standard conditions, or in compliance with Eni’s internal procedure “Transactions involving interests of Directors and Statutory Auditors and transactions with related parties”, pursuant the Consob regulation.

Transactions with related parties were conducted in the interest of Eni companies and, with exception of those with entities whose aim is to develop charitable, cultural and research initiatives, are related to the ordinary course of Eni’s business.

Trade and other transactions with related parties

(€ million)	December 31, 2018			2018
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Costs	Revenues	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	1	96		156
Angola LNG Supply Services Llc			177
Coral FLNG SA	14		1,147		62
Gas Distribution Company of Thessaloniki - Thessaly SA	1	18		51
Karachaganak Petroleum Operating BV	27	134		998	1
Mellitah Oil & Gas BV	1	268		502	1
Petrobel Belayim Petroleum Co	56	2,029		2,282	7
Saipem Group	75	171	793	420	30
Unión Fenosa Gas SA	4	7	57		123	37
Vår Energi AS	13	100	218
Other(*)	44	25		104	111	(26)
	236	2,848	2,392	4,513	335	11
Unconsolidated entities controlled by Eni
Eni BTC Ltd			177
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	87	1	5		11
Other	6	23	14	13	7
	93	24	196	13	18
	329	2,872	2,588	4,526	353	11
Entities controlled by the Government
Enel Group	134	151		514	118	227
GSE - Gestore Servizi Energetici	67	85		588	555	74
Italgas Group	5	146		667	23
Snam Group	237	289		1,184	109	(1)
Terna Group	26	47		231	150	8
Other	25	18		34	45
	494	736		3,218	1,000	308
Other related parties	1	2		32	4
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	40	140		229	34
Total	864	3,750	2,588	8,005	1,391	319

(*)	Each individual amount included herein was lower than €50 million.

(€ million)	December 31, 2017			2017
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Costs	Revenues	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	1	83		142
Coral FLNG SA	20	4	1,094		28
Karachaganak Petroleum Operating BV	36	121		951
Mellitah Oil & Gas BV	5	220		495	2
Petrobel Belayim Petroleum Co	86	1,205		3,168	8
Saipem Group	63	76	7,270	450	44
Unión Fenosa Gas SA			57	3	202	28
Other (*)	84	22		140	128
	295	1,731	8,421	5,349	412	28
Unconsolidated entities controlled by Eni
Eni BTC Ltd			169
Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)	77	1	5		7
Other	20	23	7	14	7
	97	24	181	14	14
	392	1,755	8,602	5,363	426	28
Entities controlled by the Government
Enel Group	123	187		622	164	285
GSE - Gestore Servizi Energetici	69	219		506	702	2
Italgas Group	14	180	1	681	18
Snam Group	187	351		1,221	85
Terna Group	35	31		212	154	15
Other (*)	50	21		38	16	1
	478	989	1	3,280	1,139	303
Other related parties	1	2		25	1
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	39	145		530	42
Total	910	2,891	8,603	9,198	1,608	331

(*)	Each individual amount included herein was lower than €50 million.

(€ million)	December 31, 2016			2016
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Costs	Revenues	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	1	50		156
Karachaganak Petroleum Operating BV	47	187		918	27
Mellitah Oil & Gas BV	7	134		477
Petrobel Belayim Petroleum Co	225	532		1,940	2
Saipem Group	64	224	8,094	781	51
Unión Fenosa Gas SA			57		94
Other (*)	114	25	1	145	143	47
	458	1,152	8,152	4,417	317	47
Unconsolidated entities controlled by Eni
Eni BTC Ltd			192
Industria Siciliana Acido Fosforico - ISAF - SpA
(in liquidation)	69	1	3		2
Other (*)	9	16	51	8	10
	78	17	246	8	12
	536	1,169	8,398	4,425	329	47
Entities controlled by the Government
Enel Group	151	254		808	201	182
GSE - Gestore Servizi Energetici	58	32		243	414	5
Italgas Group	54	1		4
Snam Group	44	541	1	2,032	113
Terna Group	33	46		232	117	13
Other (*)	43	24		37	68
	383	898	1	3,356	913	200
Other related parties		2		32
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	176	331		423	70
Total	1,095	2,400	8,399	8,236	1,312	247

(*)	Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:
•
Eni’s share of expenses incurred to develop oil fields from Agiba Petroleum Co, Karachaganak Petroleum Operating BV, Mellitah Oil & Gas BV, Petrobel Belayim Petroleum Co, Groupement Sonatrach — Agip «GSA», Organe Conjoint des Opérations «OC SH/FCP» and, only for Karachaganak Petroleum Operating BV, purchase of oil products by Eni Trading & Shipping SpA; services charged to Eni’s associates are invoiced on the basis of incurred costs;

•	guarantees issued on behalf of Angola LNG Supply Services Llc to cover the commitments relating to the payment of the regasification fees;
•
supply of upstream specialist services and guarantees issued on a pro-quota basis granted to Coral FLNG SA on behalf of the Consortium TJS for the contractual obligations assumed following the award of the EPCIC contract for the construction of a floating gas liquefaction plant and the provision of services (for more information see note 27 — Guarantees, commitments and risks);

•	the acquisition of transport and distribution services from Gas Distribution Company of Thessaloniki — Thessaly SA;
•	engineering, construction and drilling services by Saipem Group mainly for the Exploration & Production segment and residual guarantees issued by Eni SpA relating to bid bonds and performance bonds;
•
performance guarantees given on behalf of Unión Fenosa Gas SA in relation to contractual commitments related to the results of operations, sales of LNG and fair value of derivative financial instruments;

•	guarantees issued in compliance with contractual agreements in the interest of Vår Energi AS and trade and other receivables and payables;
•	a guarantee issued in relation to the construction of an oil pipeline on behalf of Eni BTC Ltd; and
•	services for environmental restoration to Industria Siciliana Acido Fosforico — ISAF SpA (in liquidation).

The most significant transactions with entities controlled by the Italian Government concerned:
•	sale of fuel, sale and purchase of gas, acquisition of power distribution services and fair value of derivative financial instruments with Enel Group;
•
acquisition of natural gas transportation, distribution and storage services with the Snam Group and the Italgas Group on the basis of tariffs set by the Italian Regulatory Authority for Energy, Networks and Environment and purchase and sale of natural gas for granting the balancing of the system on the basis of prices referred to the quotations of the main energy commodities;

•
sale and purchase of electricity, the acquisition of domestic electricity transmission service on the basis of prices referred to the quotations of the main energy commodities, and derivatives on commodities entered to hedge the price risk related to the utilization of transport capacity rights with the Terna Group;

•
sale and purchase of electricity, gas, environmental certificates, fair value of derivative financial instruments and sale of oil products with GSE — Gestore Servizi Energetici for the setting-up of a specific stock held by the Organismo Centrale di Stoccaggio Italiano (OCSIT) according to the Legislative Decree No. 249/2012.

Transactions with other related parties concerned:
•	provisions to pension funds of €24 million; and
•	contribution s and service provisions to Eni Foundation of €3 million and to Eni Enrico Mattei Foundation for €4 million.

Financing transactions with related parties

(€ million)
	December 31, 2018			2018
Name	Receivables	Payables	Guarantees	Charges	Gains
Joint ventures and associates
Angola LNG Ltd			245
Cardón IV SA	705	36			95
Coral FLNG SA	108
Coral South FLNG DMCC			1,397
Shatskmorneftegaz Sàrl				267	7
Société Centrale Electrique du Congo SA	64	30		5
Vår Energi AS		494
Other	38	4	22	9	13
	915	564	1,664	281	115
Unconsolidated entities controlled by Eni
Other	49	25
	49	25
Entities controlled by the Government
Enel Group		64
Other		8		2
		72		2
Total	964	661	1,664	283	115

(€ million)

	December 31, 2017			2017
Name	Receivables	Payables	Guarantees	Charges	Gains
Joint ventures and associates
Angola LNG Ltd			233
Cardón IV SA	955				86
Coral FLNG SA	56				71
Coral South FLNG DMCC			1,334
Saipem Group		3	56		13
Shatskmorneftegaz Sarl	101				6
Société Centrale Electrique du Congo SA	66	43
Other	48	49	2	1	14
	1,226	95	1,625	1	190
Unconsolidated entities controlled by Eni
Servizi Fondo Bombole Metano SpA	60	9			1
Other (*)	1	52
	61	61			1
Entities controlled by the Government
Other		8		3
		8		3
Total	1,287	164	1,625	4	191

(*)	Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2016			2016
Name	Receivables	Payables	Guarantees	Charges	Gains	Derivative financial instruments
Joint ventures and associates
Cardón IV SA	1,054				96
Matrìca SpA	125			93	9
Shatskmorneftegaz Sarl	69			13	4
Société Centrale Electrique du Congo SA	78			18
Unión Fenosa Gas SA		85
Saipem Group			82		43	27
Other (*)	52		2	17	4
	1,378	85	84	141	156	27
Unconsolidated entities controlled by Eni
Eni BTC Ltd		54
Other (*)	46	52		1	1
	46	106		1	1
Entities controlled by the Government
Other				3
				3
Total	1,424	191	84	145	157	27

(*)                  Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:
•	bank debt guarantees issued on behalf of Angola LNG Ltd;
•	financing loans granted to Cardón IV SA for the exploration and development activities of the Perla offshore gas field in Venezuela;
•	financing loans granted to Coral FLNG SA for the construction of a floating gas liquefaction plant in the Area 4 in Mozambique (for more information see note 27 — Guarantees, commitments and risks);
•	a bank debt guarantee issued on behalf of Coral South FLNG DMCC (for more information see note 27 — Guarantees, commitments and risks);
•	the impairment of financial receivables granted to Shatskmorneftegaz Sàrl;
•	the loan granted to Société Centrale Electrique du Congo SA for the construction of a power plant in Congo and a cash deposit at Eni’s financial companies;
•	a cash deposit held at Eni’s financial companies by Vår Energi AS.

The most significant transactions with entities controlled by the Italian Government concerned:
•	restricted deposits in escrow of derivative financial instruments with Enel Group.

Impact of transactions and positions with related parties on the balance sheet, profit and loss account and statement of cash flows

The impact of transactions and positions with related parties on the balance sheet consisted of the following:

(€ million)
	December 31, 2018			December 31, 2017
	Total	Related parties	Impact %	Total	Related parties	Impact %
Other current financial assets	300	49	16.33	316	73	23.10
Trade and other receivables	14,101	633	4.49	15,421	834	5.41
Other current assets	2,258	71	3.14	1,573	30	1.91
Other non-current financial assets	1,253	915	73.02	1,675	1,214	72.48
Other non-current assets	792	160	20.20	1,323	46	3.48
Short-term debt	2,182	661	30.29	2,242	164	7.31
Trade and other payables	16,747	3,664	21.88	16,748	2,808	16.77
Other current liabilities	3,980	63	1.58	1,515	60	3.96
Other non-current liabilities	1,502	23	1.53	1,479	23	1.56

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2018			2017			2016
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Net sales from operations	75,822	1,383	1.82	66,919	1,567	2.34	55,762	1,238	2.22
Other income and revenues	1,116	8	0.72	4,058	41	1.01	931	74	7.95
Purchases, services and other	(55,622)	(8,009)	14.40	(51,548)	(9,164)	17.78	(43,278)	(8,212)	18.97
Net (impairment losses) reversals of trade and other receivables	(415)	26	—	(913)			(846)
Payroll and related costs	(3,093)	(22)	0.71	(2,951)	(34)	1.15	(2,994)	(24)	0.80
Other operating income (expense)	129	319	—	(32)	331	—	16	247	—
Finance income	3,967	115	2.90	3,924	191	4.87	5,850	157	2.69
Finance expense	(4,663)	(283)	6.07	(5,886)	(4)	0.07	(6,232)	(145)	2.33
Derivative financial instruments	(307)			837			(482)	27	—

Main cash flows with related parties are provided below:

(€ million)	2018	2017	2016
Revenues and other income	1,391	1,608	1,312
Costs and other expenses	(5,210)	(5,360)	(5,623)
Other operating income (loss)	319	331	247
Net change in trade and other receivables and liabilities	683	391	182
Net interests	110	187	133
Net cash provided from operating activities	(2,707)	(2,843)	(3,749)
Capital expenditure in tangible and intangible assets	(2,768)	(3,838)	(2,613)
Disposal of investments			463
Net change in accounts payable and receivable in relation to investments	20	425	252
Change in financial receivables	(566)	298	5,650
Net cash used in investing activities	(3,314)	(3,115)	3,752
Change in financial liabilities	16	(16)	(192)
Net cash used in financing activities	16	(16)	(192)
Total financial flows to related parties	(6,005)	(5,974)	(189)

The impact of cash flows with related parties consisted of the following:

	2018			201 7			201 6
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Cash provided from operating activities	13,647	(2,707)	—	10,117	(2,843)	—	7,673	(3,749)	—
Cash used in investing activities	(7,536)	(3,314)	43.98	(3,768)	(3,115)	82.67	(4,443)	3,752	—
Cash used in financing activities	(2,637)	16	—	(4,595)	(16)	0.35	(3,651)	(192)	5.26